Investment Strategy - Cambria U.S. EW ETF	Jun. 04, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in publicly-traded stocks of U.S. companies. The Fund will predominantly invest in securities of large capitalization companies (i.e., generally those that have a market capitalization of $8 billion or greater), but may also include securities of mid- or small-capitalization companies.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), selects from among the largest publicly-traded U.S. companies, considering market capitalization, liquidity, and other tradability factors (e.g., avoiding securities with unusual structures, operational impacts, or tax considerations) to create broad-based exposure to the U.S. equity market. The Fund will typically hold a large number of securities, generally in excess of 250 companies. The Fund is expected to allocate a majority of the weight from individual equity securities to companies whose market capitalization is generally among the 500 largest publicly-traded companies from the U.S.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. For purposes of the Fund’s 80% policy, securities of U.S. companies include the securities of any company (a) that has its headquarters or principal location of operations in the United States, (b) whose primary listing is on a securities exchange or market in the United States, or (c) that derives a majority of its revenues in the United States.
The Fund may invest in equity securities, including common stocks, depositary receipts, real estate investment trusts (REITs), and other ETFs.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain segments of the market or certain factors to ensure broad-based representation of the large capitalization U.S. equity market. The Fund’s investments in
Underlying ETFs may be selected for their ability to represent a particular industry, sector, factor, theme, or strategy (e.g., growth or value, hedged or buffered equity exposure, or dividend paying stocks) that help the Fund achieve broad U.S. equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. For purposes of the Fund’s 80% policy, securities of U.S. companies include the securities of any company (a) that has its headquarters or principal location of operations in the United States, (b) whose primary listing is on a securities exchange or market in the United States, or (c) that derives a majority of its revenues in the United States.